UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 1999
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

        /s/ Gregory D'Amico           Knoxville, Tennessee         2/9/00
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:          91
                                             -------------------------

Form 13F Information Table Value Total:      $  210,042
                                             -------------------------



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

     COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8
------------------    --------------  --------   --------    ------------------         ----------  --------  --------------------
                                                   VALUE     SHRS OR        SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT        PRN  CALL   DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------    --------------  --------   --------    -------        ---  ----   ----------  --------  ----      ------ ----

ABBOTT LABS                COM        002824100       268       7,376.00    SH          SOLE                    7,376.00
ADELPHIA BUSINESS          COM        006847107       960      20,000.00    SH          SOLE                   20,000.00
  SOLUTIONS
AES CORP                   COM        00130H105     3,906      52,250.00    SH          SOLE                   52,250.00
ALLMERICA FINANCIAL        COM        019754100        18         332.00    SH          SOLE                      332.00
ALTEON WEBSYSTEMS          COM        02145A109       439       5,000.00    SH          SOLE                    5,000.00
AMAZON.COM                 COM        023135106     3,323      44,050.00    SH          SOLE                   44,050.00
AMERICA ONLINE             COM        02364J104     7,020      93,290.00    SH          SOLE                   93,290.00
ANALOG DEVICES             COM        032654105     2,841      30,550.00    SH          SOLE                   30,550.00
APPLIED MATERIALS          COM        038222105        38         300.00    SH          SOLE                      300.00
ARIBA INC                  COM        04033V104     1,774      10,000.00    SH          SOLE                   10,000.00
BANKFIRST CORP             COM        066442104         6         750.00    SH          SOLE                      750.00
BMC SOFTWARE               COM        055921100       104       1,300.00    SH          SOLE                    1,300.00
BP AMOCO                   COM        055622104        16         264.00    SH          SOLE                      264.00
BRISTOL-MYERS SQUIBB       COM        110122108       129       2,006.00    SH          SOLE                    2,006.00
BROADCOM                   COM        111320107     5,435      19,955.00    SH          SOLE                   19,955.00
BROADVISION                COM        111412102     8,001      47,050.00    SH          SOLE                   47,050.00
CALIFORNIA WATER SERVICE   COM        130788102       461      15,200.00    SH          SOLE                   15,200.00
CALPINE                    COM        131347106     6,437     100,575.00    SH          SOLE                  100,575.00
CISCO SYSTEMS              COM        17275R102     9,430      88,026.00    SH          SOLE                   88,026.00
CLARENT CORP.              COM        180461105     1,714      22,050.00    SH          SOLE                   22,050.00
CLAYTON MOTOR HOMES        COM        184190106        23       2,446.00    SH          SOLE                    2,446.00
CLECO Corp.                COM        12561M107     1,777      55,425.00    SH          SOLE                   55,425.00
CMG INFORMATION SERVICES   COM        125750109       443       1,600.00    SH          SOLE                    1,600.00
COMCAST CORP.              COM        200300200     1,034      20,575.00    SH          SOLE                   20,575.00
COVAD COMMUNICATIONS       COM        222814204     1,186      21,200.00    SH          SOLE                   21,200.00
COX COMMUNICATIONS         COM        224044107     1,030      20,000.00    SH          SOLE                   20,000.00
DOMINION RESOURCES         COM        257470104     2,664      67,875.00    SH          SOLE                   67,875.00
DOUBLECLICK                COM        258609304     3,176      12,550.00    SH          SOLE                   12,550.00
DPL INC.                   COM        233293109     2,177     125,750.00    SH          SOLE                  125,750.00
DUKE POWER                 COM        264399106     3,833      76,475.00    SH          SOLE                   76,475.00
EBAY INC.                  COM        278642103       626       5,000.00    SH          SOLE                    5,000.00
EFFICIENT NETWORKS         COM        282056100       748      11,000.00    SH          SOLE                   11,000.00
EMC CORP.                  COM        268648102     9,901      90,630.00    SH          SOLE                   90,630.00
ENRON CORP                 COM        293561106     3,860      86,985.00    SH          SOLE                   86,985.00
EXODUS COMMUNICATIONS      COM        302088109       298       3,350.00    SH          SOLE                    3,350.00
FIRST ENERGY CORP          COM        337932107       247      10,875.00    SH          SOLE                   10,875.00
FLORIDA PROGRESS CORP      COM        341109106     1,705      40,300.00    SH          SOLE                   40,300.00
FREEMARKETS                COM        356602102     4,104      12,025.00    SH          SOLE                   12,025.00
GADZOOKS                   COM        362555104        27         625.00    SH          SOLE                      625.00
GLOBAL CROSSING            COM        G3921A100     2,786      55,725.00    SH          SOLE                   55,725.00
GLOBALSTAR                 COM        G3930H104     1,320      30,000.00    SH          SOLE                   30,000.00
  TELECOMMUNICATION
HEWLETT-PACKARD            COM        428236103        68         600.00    SH          SOLE                      600.00
i2                         COM        465754109        98         500.00    SH          SOLE                      500.00
INTEL CORP                 COM        458140100       115       1,400.00    SH          SOLE                    1,400.00
INTERACTIVE PICTURES       COM        05942K105       587      25,200.00    SH          SOLE                   25,200.00
INTERNATIONAL BUSINESS     COM        459200101        43         400.00    SH          SOLE                      400.00
MACHINES
INTERNET CAPITAL GROUP     COM        46059C106     1,700      10,000.00    SH          SOLE                   10,000.00
INTERTRUST TECHNOLOGIES    COM        46113Q109     1,406      11,950.00    SH          SOLE                   11,950.00
JDS UNIPHASE               COM        46612J101    15,702      97,336.00    SH          SOLE                   97,336.00
JUNIPER NETWORKS           COM        48203R104     1,700       5,000.00    SH          SOLE                    5,000.00
LEVEL 3 COMMUNICATIONS     COM        52729N100     1,638      20,000.00    SH          SOLE                   20,000.00
LUCENT TECHNOLOGIES        COM        549463107     2,876      38,444.00    SH          SOLE                   38,444.00
METROMEDIA FIBER NETWORK   COM        591689104       964      20,100.00    SH          SOLE                   20,100.00
MICROMUSE INC              COM        595094103     1,114       6,550.00    SH          SOLE                    6,550.00
MICROSOFT INC              COM        594918104     4,314      36,950.00    SH          SOLE                   36,950.00
NATIONAL SEMICONDUCTOR     COM        637640103     1,764      41,200.00    SH          SOLE                   41,200.00
NAT'L COMMERCE BANKCORP    COM        635449101     1,303      57,450.00    SH          SOLE                   57,450.00
NETBANK                    COM        640933107       216      11,650.00    SH          SOLE                   11,650.00
NETWORK APPLIANCE          COM        64120L104       939      11,300.00    SH          SOLE                   11,300.00
NETWORK SOLUTIONS          COM        64121Q102     1,240       5,700.00    SH          SOLE                    5,700.00
NEXTEL                     COM        65332V103     2,483      24,075.00    SH          SOLE                   24,075.00
NISOURCE                   COM        629140104     1,825     102,100.00    SH          SOLE                  102,100.00
NORTH FORK BANCORP         COM        659424105       263      15,000.00    SH          SOLE                   15,000.00
PFIZER                     COM        717081103        24         750.00    SH          SOLE                      750.00
PHONE.COM                  COM        71920Q100     4,084      35,230.00    SH          SOLE                   35,230.00
PORTAL SOFTWARE            COM        736126103     1,029      10,000.00    SH          SOLE                   10,000.00
PROCTOR & GAMBLE           COM        742718109       173       1,580.00    SH          SOLE                    1,580.00
QLOGIC                     COM        747277101     2,942      18,400.00    SH          SOLE                   18,400.00
QWEST COMMUNICATIONS       COM        749121109     2,412      56,100.00    SH          SOLE                   56,100.00
RADIO FREQUENCY            COM        749941100     2,406      35,150.00    SH          SOLE                   35,150.00
   MICRODEVICES
REALNETWORKS               COM        75605L104     5,321      43,910.00    SH          SOLE                   43,910.00
RELIANT ENERGY             COM        442161105     2,446     106,950.00    SH          SOLE                  106,950.00
SCANA CORP.                COM        805898103        40       1,500.00    SH          SOLE                    1,500.00
SILKNET SOFTWARE           COM        827094103     3,481      21,000.00    SH          SOLE                   21,000.00
SOFTWARE.COM               COM        83402P104     2,470      31,900.00    SH          SOLE                   31,900.00
SOUTHERN CO                COM        842587107     1,432      60,950.00    SH          SOLE                   60,950.00
SPRINT CORP.               COM        852061100        41         400.00    SH          SOLE                      400.00
SPRINT PCS GROUP           COM        852061506     3,429      33,450.00    SH          SOLE                   33,450.00
SUN MICROSYSTEMS INC       COM        866810104     1,615      20,850.00    SH          SOLE                   20,850.00
TELEBANK FINANCIAL         COM        87925R109       156       6,000.00    SH          SOLE                    6,000.00
TERAYON SYSTEMS            COM        880775101       942      15,000.00    SH          SOLE                   15,000.00
TRUSTCO BANK OF NY         COM        898349105       400      30,192.00    SH          SOLE                   30,192.00
TUMBLEWEED COMMUNICATIONS  COM        899690101     2,034      24,000.00    SH          SOLE                   24,000.00
VERIO INC                  COM        923433106       328       7,100.00    SH          SOLE                    7,100.00
VERISIGN INC.              COM        92343E102     6,059      31,764.00    SH          SOLE                   31,764.00
VERITAS SOFTWARE           COM        923436109     6,352      33,300.00    SH          SOLE                   33,300.00
VERTICALNET                COM        92532L107        49         300.00    SH          SOLE                      300.00
VITRIA TECHNOLOGY          COM        92849Q104     7,745      33,100.00    SH          SOLE                   33,100.00
WORLDCOM                   COM        55268B106       893      16,832.00    SH          SOLE                   16,832.00
XILINX INC                 COM        983919101     1,819      40,000.00    SH          SOLE                   40,000.00
YAHOO! INC.                COM        984332106    12,277      28,373.00    SH          SOLE                   28,373.00

      REPORT SUMMARY      91 DATA RECORDS        $210,042        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
